Offsets	Nov. 06, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Initial Filing Date	Nov. 03, 2023
Fee Offset Claimed	$ 27,620.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	187,127,371
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 187,127,371.27
Termination / Withdrawal Statement	1a. The registrant previously registered $500,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-275321) filed with the Securities and Exchange Commission (the "Commission") on November 3, 2023, and declared effective by the Commission on November 13, 2023 (the "Prior Registration Statement"). The registrant previously paid an aggregate registration fee of $73,800.00 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the registrant sold an aggregate of $290,297,980.81 of such securities under the Prior Registration Statement, leaving the balance of $209,702,019.19 (the "Unsold Securities"), representing $30,952.02 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Filing Date	Nov. 03, 2023
Fee Paid with Fee Offset Source	$ 73,800.00
Offset Note	See note 1a